Average Annual Total Returns - Investor Shares for Annuity - Vanguard Health Care Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI Health Care Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	12.62%	8.80%	15.03%	14.87%	9.91%	13.37%	20.79%	15.36%	13.74%